UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 1677

John Hancock Capital Series
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

U.S. Global Leaders Growth Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsU.S. Global Leaders Growth Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 98.6%		$1,137,227,601
(Cost $793,722,510)
Consumer discretionary 21.6%		249,035,891
Hotels, restaurants and leisure 6.1%
Chipotle Mexican Grill, Inc. (I)	97,474	41,328,000
Starbucks Corp.	495,875	28,785,544
Internet and catalog retail 7.0%
Amazon.com, Inc. (I)	54,649	41,468,208
The Priceline Group, Inc. (I)	29,089	39,293,712
Specialty retail 4.7%
Lowe's Companies, Inc.	662,090	54,476,765
Textiles, apparel and luxury goods 3.8%
NIKE, Inc., Class B	787,093	43,683,662
Consumer staples 10.8%		124,495,585
Food and staples retailing 3.1%
Whole Foods Market, Inc.	1,185,079	36,121,208
Food products 3.7%
Mondelez International, Inc., Class A	974,608	42,863,260
Household products 4.0%
Colgate-Palmolive Company	611,462	45,511,117
Energy 5.9%		68,054,654
Energy equipment and services 5.9%
Core Laboratories NV	231,268	27,014,415
Schlumberger, Ltd.	509,690	41,040,239
Financials 5.9%		67,942,256
Capital markets 2.4%
State Street Corp.	415,969	27,362,441
Real estate investment trusts 3.5%
Equinix, Inc.	108,831	40,579,815
Health care 14.7%		169,343,299
Biotechnology 7.3%
Amgen, Inc.	258,010	44,385,460
Regeneron Pharmaceuticals, Inc. (I)	94,183	40,039,077
Health care technology 4.5%
Cerner Corp. (I)	822,116	51,291,817
Pharmaceuticals 2.9%
Bristol-Myers Squibb Company	449,498	33,626,945
Industrials 1.9%		22,714,541
Road and rail 1.9%
Kansas City Southern	236,339	22,714,541
Information technology 33.8%		389,672,053
Internet software and services 6.2%
Alphabet, Inc., Class C (I)	63,276	48,645,956
Facebook, Inc., Class A (I)	189,570	23,495,306

2SEE NOTES TO FUND'S INVESTMENTS

U.S. Global Leaders Growth Fund

			Shares	Value
Information technology (continued)
IT services 13.1%
Alliance Data Systems Corp. (I)			106,817	$24,740,954
Automatic Data Processing, Inc.			443,055	39,409,742
FleetCor Technologies, Inc. (I)			271,020	41,108,314
Visa, Inc., Class A			586,044	45,740,734
Software 10.3%
Red Hat, Inc. (I)			630,017	47,433,980
salesforce.com, Inc. (I)			407,917	33,367,611
SAP SE, ADR (L)			432,592	37,804,215
Technology hardware, storage and peripherals 4.2%
Apple, Inc.			459,891	47,925,241
Materials 4.0%				45,969,322
Chemicals 4.0%
Ecolab, Inc.			388,320	45,969,322
	Yield (%)		Shares	Value
Securities lending collateral 3.0%				$34,445,045
(Cost $34,442,573)
John Hancock Collateral Trust (W)	0.5800(Y	)	3,442,439	34,445,045
Short-term investments 1.3%				$15,655,820
(Cost $15,655,820)
Money market funds 1.3%				15,655,820
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.2482(Y	)	15,655,820	15,655,820
Total investments (Cost $843,820,903)† 102.9%				$1,187,328,466
Other assets and liabilities, net (2.9%)				($33,548,469)
Total net assets 100.0%				$1,153,779,997

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 7-31-16. The value of securities on loan amounted to $33,690,022.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $847,280,127. Net unrealized appreciation aggregated to $340,048,339, of which $361,466,730 related to appreciated investment securities and $21,418,391 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the funds' significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	26Q3	07/16
This report is for the information of the shareholders of John Hancock U.S. Global Leaders Growth Fund.		9/16

John Hancock

Classic Value Fund

Quarterly portfolio holdings 7/31/16

Fund's investmentsClassic Value Fund

As of 7-31-16 (unaudited)
	Shares	Value
Common stocks 99.6%		$1,634,109,236
(Cost $1,442,008,856)
Consumer discretionary 11.4%		186,579,020
Automobiles 2.5%
Ford Motor Company	3,179,115	40,247,596
Media 6.2%
News Corp., Class A	2,573,140	33,373,626
Omnicom Group, Inc.	516,614	42,512,166
The Interpublic Group of Companies, Inc.	1,152,225	26,570,309
Specialty retail 2.7%
Staples, Inc.	4,722,855	43,875,323
Consumer staples 2.6%		42,691,099
Food and staples retailing 2.6%
Wal-Mart Stores, Inc.	585,050	42,691,099
Energy 16.5%		270,190,587
Energy equipment and services 2.7%
Halliburton Company	1,025,000	44,751,500
Oil, gas and consumable fuels 13.8%
BP PLC, ADR	1,364,595	46,942,068
Cenovus Energy, Inc.	2,782,728	39,793,010
Exxon Mobil Corp.	434,765	38,672,347
Murphy Oil Corp.	1,402,701	38,476,088
Royal Dutch Shell PLC, ADR, Class A	1,188,561	61,555,574
Financials 39.8%		653,472,175
Banks 12.1%
Bank of America Corp.	4,005,788	58,043,868
Citigroup, Inc.	1,279,641	56,061,072
JPMorgan Chase & Co.	657,936	42,088,166
Regions Financial Corp. (L)	4,529,350	41,534,140
Capital markets 14.2%
Franklin Resources, Inc.	1,329,542	48,116,125
Morgan Stanley	1,864,421	53,564,815
State Street Corp.	682,602	44,901,560
The Goldman Sachs Group, Inc.	325,678	51,720,923
UBS Group AG (L)	2,577,126	35,512,795
Consumer finance 2.6%
Capital One Financial Corp.	634,253	42,545,691
Diversified financial services 3.5%
Voya Financial, Inc.	2,255,518	57,808,926
Insurance 7.4%
American International Group, Inc.	736,052	40,070,671
Axis Capital Holdings, Ltd.	770,974	42,850,735
MetLife, Inc.	904,368	38,652,688

2SEE NOTES TO FUND'S INVESTMENTS

Classic Value Fund

			Shares	Value
Health care 4.0%				$65,544,388
Health care equipment and supplies 3.1%
	Abbott Laboratories		758,577	33,946,321
	Baxter International, Inc.		341,750	16,410,835
Health care providers and services 0.9%
	Cigna Corp.		117,767	15,187,232
Industrials 8.4%				137,502,045
Machinery 8.4%
	Dover Corp.		728,375	52,027,826
	Parker-Hannifin Corp.		459,650	52,487,434
	Stanley Black & Decker, Inc.		271,050	32,986,785
Information technology 16.9%				278,129,922
Electronic equipment, instruments and components 1.6%
	Corning, Inc.		1,157,800	25,726,316
Semiconductors and semiconductor equipment 2.5%
	Intel Corp.		1,173,264	40,899,983
Software 4.4%
	Microsoft Corp.		435,348	24,675,525
	Oracle Corp.		1,178,689	48,373,397
Technology hardware, storage and peripherals 8.4%
	Hewlett Packard Enterprise Company		2,448,226	51,461,711
	HP, Inc.		2,388,676	33,465,351
	Seagate Technology PLC (L)		1,671,172	53,527,639
	Yield (%)		Shares	Value
Securities lending collateral 4.4%				$73,210,307
(Cost $73,215,178)
John Hancock Collateral Trust (W)	0.5800(Y	)	7,316,641	73,210,307
			Par value^	Value
Short-term investments 0.1%				$900,000
(Cost $900,000)
Repurchase agreement 0.1%				900,000
	Repurchase Agreement with State Street Corp. dated 7-29-16 at 0.030% to be repurchased at $900,002 on 8-1-16, collateralized by $915,000 Federal National Mortgage Association, 1.985% due 9-29-21 (valued at $923,006, including interest)		900,000	900,000
Total investments (Cost $1,516,124,034)† 104.1%				$1,708,219,543
Other assets and liabilities, net (4.1%)				($67,503,098)
Total net assets 100.0%				$1,640,716,445

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(L)	A portion of this security is on loan as of 7-31-16. The value of securities on loan amounted to $70,925,112.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 7-31-16.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,580,737,026. Net unrealized appreciation aggregated to $127,482,517, of which $222,980,559 related to appreciated investment securities and $95,498,042 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS3

Classic Value Fund

The fund had the following country composition as a percentage of net assets on 7-31-16:

United States	86.1%
Netherlands	3.8%
United Kingdom	2.9%
Bermuda	2.6%
Canada	2.4%
Switzerland	2.2%
TOTAL	100.0%

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 1 under the hierarchy described above, except for repurchase agreements which are categorized as Level 2.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	38Q3	07/16
This report is for the information of the shareholders of John Hancock Classic Value Fund.		9/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Capital Series

By:

/s/ Andrew G. Arnott

____________________________

Andrew G. Arnott

President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

____________________________

Andrew G. Arnott

President

Date: September 16, 2016

By:

/s/ Charles A. Rizzo

____________________________

Charles A. Rizzo

Chief Financial Officer

Date: September 16, 2016